Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings per Share
Earnings per Share

Note 8.       Earnings per Share

(In millions except per share amounts)	2011	2010	2009

Income from Continuing Operations	$1,023.4	$986.1	$807.1
Income from Discontinued Operations	1.7	47.0	44.2
Gain (Loss) on Disposal of Discontinued Operations, Net	304.8	2.5	(1.0)

Net Income	1,329.9	1,035.6	850.3

Less: Income Allocable to Participating Securities	—	(0.2)	(0.6)

Net Income for Earnings per Share	$1,329.9	$1,035.4	$849.7

Basic Weighted Average Shares	380.8	403.3	412.4
Plus Effect of:
Convertible debentures	0.6	2.9	8.5
Stock options and restricted stock/units	3.4	3.2	1.9

Diluted Weighted Average Shares	384.8	409.4	422.8

Basic Earnings per Share:
Continuing operations	$2.69	$2.45	$1.96
Discontinued operations	.80	.12	.10

	$3.49	$2.57	$2.06

Diluted Earnings per Share:
Continuing operations	$2.66	$2.41	$1.91
Discontinued operations	.80	.12	.10

	$3.46	$2.53	$2.01

       Options to purchase 6.9 million, 8.1 million and 10.9 million shares of common stock were not included in the computation of diluted earnings per share for 2011, 2010 and 2009, respectively, because their effect would have been antidilutive.